Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Dynamic High Income Portfolio	Jul. 31, 2025 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 615
Expense Example, with Redemption, 3 Years	838
Expense Example, with Redemption, 5 Years	1,080
Expense Example, with Redemption, 10 Years	1,770
Investor C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	271
Expense Example, with Redemption, 3 Years	567
Expense Example, with Redemption, 5 Years	989
Expense Example, with Redemption, 10 Years	1,963
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	464
Expense Example, with Redemption, 10 Years	$ 1,055